CAPITAL STOCK AND RESERVES (Details) - Issued capital [member] - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Ordinary shares beginning balance, shares	17,606	13,349
Ordinary shares beginning balance, amount	$ 218,782	$ 158,324
Shares issued under Registered Direct Offering, net of issue costs, shares	1,970
Shares issued under Registered Direct Offering, net of issue costs
Shares issued under ATM, net of issue costs, shares	186	167
Shares issued under ATM, net of issue costs	$ 662	$ 915
Shares issued or accrued for services, shares	16	20
Shares issued or accrued for services, amount	$ 50	$ 120
Shares issued pursuant to distribution of restricted stock units, shares	6
Shares issued pursuant to distribution of restricted stock units, value	$ 5
Shares issued in Tarus acquisition, shares		2,426
Shares issued in Tarus acquisition, amount		17,200
Shares issued in iOx exchange, shares		1,070
Shares issued in iOx exchange, amount		$ 9,737
Excess of non-controlling interest acquired over consideration iOx, shares
Excess of non-controlling interest acquired over consideration iOx, amount		$ 29,609
Shares issued to Lincoln for commitment fee under Committed Purchase Agreement, shares		94
Shares issued to Lincoln for commitment fee under Committed Purchase Agreement, amount		$ 900
Purchase of shares issued under Committed Purchase Agreement, net of issue costs, shares		480
Purchase of shares issued under Committed Purchase Agreement, net of issue costs, amount		$ 1,977
Ordinary shares ending balance, shares	19,784	17,606
Ordinary shares ending balance, amount	$ 219,499	$ 218,782